Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 94.8%
Communication Services 1.3%
Entertainment 0.5%
Take-Two Interactive Software, Inc.*	2,174	334,231
Interactive Media & Services 0.8%
Cargurus, Inc.*	11,963	507,949
Consumer Discretionary 12.3%
Auto Components 0.8%
Gentherm, Inc.*	7,364	537,867
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions, Inc.*	5,598	742,799
Hotels, Restaurants & Leisure 2.5%
Hilton Grand Vacations, Inc.*	12,491	649,657
Jack in the Box, Inc.	7,892	737,191
Scientific Games Corp. "A"*	3,937	231,299
		1,618,147
Household Durables 3.6%
Helen of Troy Ltd.*	2,963	580,274
iRobot Corp.* (a)	6,273	397,708
LGI Homes, Inc.*	3,489	340,806
TopBuild Corp.*	5,673	1,029,025
		2,347,813
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV (ADR)* (a)	12,289	82,459
Leisure Products 1.4%
YETI Holdings, Inc.*	15,522	931,009
Specialty Retail 2.8%
Burlington Stores, Inc.*	2,883	525,196
Camping World Holdings, Inc. "A" (a)	22,907	640,251
Leslie's, Inc.*	2,799	54,189
National Vision Holdings, Inc.* (a)	7,865	342,678
The Children's Place, Inc.* (a)	4,788	236,048
		1,798,362
Consumer Staples 2.3%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	4,371	866,201
Household Products 1.0%
Spectrum Brands Holdings, Inc.	6,982	619,443

Energy 2.1%
Oil, Gas & Consumable Fuels
Crescent Energy, Inc. "A" (a)	6,384	110,698
Denbury, Inc.*	4,200	329,994
Ovintiv, Inc.	9,711	525,074
Southwestern Energy Co.*	55,676	399,197
		1,364,963
Financials 4.7%
Banks 2.9%
Pinnacle Financial Partners, Inc.	5,944	547,324
South State Corp.	4,704	383,799
SVB Financial Group*	742	415,112
Synovus Financial Corp.	11,493	563,157
		1,909,392
Capital Markets 1.6%
FactSet Research Systems, Inc.	296	128,508
Lazard Ltd. "A"	13,717	473,237
Moelis & Co. "A"	9,136	428,935
		1,030,680
Consumer Finance 0.2%
Green Dot Corp. "A"*	6,162	169,332
Health Care 21.4%
Biotechnology 6.9%
Amicus Therapeutics, Inc.*	7,094	67,180
Apellis Pharmaceuticals, Inc.*	4,251	215,993
Beam Therapeutics, Inc.*	1,093	62,629
Biohaven Pharmaceutical Holding Co., Ltd.*	6,787	804,735
Blueprint Medicines Corp.*	4,684	299,214
Fate Therapeutics, Inc.* (a)	3,846	149,110
Global Blood Therapeutics, Inc.* (a)	4,524	156,711
Insmed, Inc.*	6,610	155,335
Intellia Therapeutics, Inc.*	1,898	137,928
Kiniksa Pharmaceuticals Ltd. "A"*	8,769	87,164
Ligand Pharmaceuticals, Inc.*	2,672	300,573
Mirati Therapeutics, Inc.*	2,178	179,075
Natera, Inc.*	4,935	200,756
Neurocrine Biosciences, Inc.*	7,085	664,219
Travere Therapeutics, Inc.*	23,478	605,028
Turning Point Therapeutics, Inc.*	2,679	71,931
Ultragenyx Pharmaceutical, Inc.*	3,057	221,999
Veracyte, Inc.*	5,225	144,053
		4,523,633
Health Care Equipment & Supplies 3.3%
Axonics, Inc.*	4,613	288,774
BioLife Solutions, Inc.*	8,451	192,091
Globus Medical, Inc. "A"*	4,024	296,891
Haemonetics Corp.*	1,353	85,537
Masimo Corp.*	1,627	236,794
Nevro Corp.*	1,428	103,287
Outset Medical, Inc.* (a)	7,874	357,480

STAAR Surgical Co.*	975	77,912
Tandem Diabetes Care, Inc.*	4,219	490,627
		2,129,393
Health Care Providers & Services 8.4%
AMN Healthcare Services, Inc.*	13,141	1,371,001
HealthEquity, Inc.*	1,929	130,092
Invitae Corp.*	5,038	40,153
ModivCare, Inc.*	7,673	885,387
Molina Healthcare, Inc.*	3,519	1,173,903
Option Care Health, Inc.*	26,064	744,388
RadNet, Inc.*	51,677	1,156,014
		5,500,938
Life Sciences Tools & Services 0.4%
Avantor, Inc.*	7,242	244,924
NeoGenomics, Inc.*	3,100	37,665
		282,589
Pharmaceuticals 2.4%
Aclaris Therapeutics, Inc.*	12,953	223,310
ANI Pharmaceuticals, Inc.*	7,128	200,368
Arvinas, Inc.*	2,000	134,600
Avadel Pharmaceuticals PLC (ADR)* (a)	18,916	129,196
Pacira BioSciences, Inc.*	11,807	901,110
		1,588,584
Industrials 15.5%
Aerospace & Defense 1.1%
HEICO Corp.	4,576	702,599
Building Products 4.5%
Advanced Drainage Systems, Inc.	3,260	387,321
Allegion PLC	7,499	823,240
Builders FirstSource, Inc.*	17,596	1,135,646
Masonite International Corp.*	6,705	596,343
		2,942,550
Commercial Services & Supplies 2.7%
MSA Safety, Inc.	2,392	317,418
Tetra Tech, Inc.	4,419	728,870
The Brink's Co.	11,036	750,448
		1,796,736
Construction & Engineering 0.5%
MasTec, Inc.*	3,760	327,496
Electrical Equipment 1.1%
Generac Holdings, Inc.*	1,478	439,350
Plug Power, Inc.* (a)	4,018	114,955
Thermon Group Holdings, Inc.*	9,149	148,214
		702,519
Machinery 0.6%
IDEX Corp.	2,202	422,190
Professional Services 2.1%
Kforce, Inc.	18,625	1,377,691
Trading Companies & Distributors 2.9%
H&E Equipment Services, Inc.	16,406	713,989

Rush Enterprises, Inc. "A"	16,590	844,597
Titan Machinery, Inc.*	11,743	331,857
		1,890,443
Information Technology 28.6%
Communications Equipment 1.3%
Calix, Inc.*	8,844	379,496
Lumentum Holdings, Inc.* (a)	4,772	465,747
		845,243
Electronic Equipment, Instruments & Components 2.6%
Advanced Energy Industries, Inc.	12,629	1,087,104
Cognex Corp.	7,873	607,402
		1,694,506
IT Services 3.1%
Broadridge Financial Solutions, Inc.	5,482	853,602
Maximus, Inc.	8,556	641,272
WEX, Inc.*	2,932	523,216
		2,018,090
Semiconductors & Semiconductor Equipment 7.4%
CMC Materials, Inc.	2,531	469,247
Entegris, Inc.	6,342	832,451
FormFactor, Inc.*	7,627	320,563
Monolithic Power Systems, Inc.	2,547	1,237,027
Semtech Corp.*	7,632	529,203
SiTime Corp.* (a)	4,087	1,012,840
Ultra Clean Holdings, Inc.*	10,873	460,907
		4,862,238
Software 14.2%
Aspen Technology, Inc.*	8,898	1,471,462
Dynatrace, Inc.*	7,679	361,681
Envestnet, Inc.*	9,852	733,383
Five9, Inc.*	12,047	1,329,989
LivePerson, Inc.*	7,263	177,362
Rapid7, Inc.*	6,849	761,883
Tenable Holdings, Inc.*	12,141	701,628
Tyler Technologies, Inc.*	3,576	1,590,927
Varonis Systems, Inc.*	35,677	1,696,084
Workiva, Inc.*	4,358	514,244
		9,338,643
Materials 3.5%
Construction Materials 1.2%
Eagle Materials, Inc.	5,901	757,452
Containers & Packaging 0.6%
Berry Global Group, Inc.*	6,828	395,751
Metals & Mining 1.7%
Cleveland-Cliffs, Inc.*	34,787	1,120,489
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITs) 2.7%
Americold Realty Trust	10,299	287,136
EastGroup Properties, Inc.	2,708	550,482

Essential Properties Realty Trust, Inc.	21,678	548,454
Four Corners Property Trust, Inc.	13,954	377,316
		1,763,388
Real Estate Management & Development 0.4%
Newmark Group, Inc. "A"	17,392	276,881
Total Common Stocks (Cost $36,644,845)		62,120,689

Exchange-Traded Funds 0.4%
SPDR S&P Biotech ETF (Cost $247,239)	2,719	244,384

Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c) (Cost $2,943,907)	2,943,907	2,943,907

Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 0.28% (b) (Cost $3,412,712)	3,412,712	3,412,712

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $43,248,703)	104.9	68,721,692
Other Assets and Liabilities, Net	(4.9)	(3,203,962)
Net Assets	100.0	65,517,730
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c)
2,874,385	69,522 (d)	—	—	—	1,680	—	2,943,907	2,943,907
Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 0.28% (b)
950,292	3,863,978	1,401,558	—	—	629	—	3,412,712	3,412,712
3,824,677	3,933,500	1,401,558	—	—	2,309	—	6,356,619	6,356,619
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $2,833,170, which is 4.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$62,120,689	$—	$—	$62,120,689
Exchange-Traded Funds	244,384	—	—	244,384
Short-Term Investments (a)	6,356,619	—	—	6,356,619
Total	$68,721,692	$—	$—	$68,721,692
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH1
R-080548-1 (1/23)